Significant Accounting Policies - Schedule of Revenue Recognized of Finance and Insurance Revenues (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Gross finance and insurance revenues		$ 11,009	$ 9,060	$ 11,577	$ 21,687	$ 27,926
Chargebacks		(1,472)	(841)	(921)	(2,435)	(2,338)
Net Finance Revenue		$ 9,537	$ 8,219	$ 10,656	$ 19,252	$ 25,588
Predecessor [Member]
Gross finance and insurance revenues	$ 7,483						$ 32,509
Chargebacks	(622)						(2,661)
Net Finance Revenue	$ 6,861						$ 29,848